                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-08031

                        SELIGMAN VALUE FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN VALUE FUNDS
SELIGMAN LARGE-CAP VALUE FUND
SELIGMAN SMALLER-CAP VALUE FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

EACH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance

  Seligman Large-Cap Value Fund....    3

  Seligman Smaller-Cap Value Fund..    8

Fund Expenses Example..............   13

Portfolio of Investments...........   16

Statements of Assets and
  Liabilities......................   29

Statements of Operations...........   31

Statements of Changes in Net
  Assets...........................   33

Financial Highlights...............   36

Notes to Financial Statements......   51

Approval of Investment Management
  Services Agreement...............   68

Proxy Voting.......................   71




--------------------------------------------------------------------------------
2  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman Large-Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Large-Cap Value Fund (the Fund) Class A shares decreased 3.09%
  (excluding sales charge) for the six-month period ended June 30, 2010.

> The Fund outperformed its benchmark, the Russell 1000(R) Value Index, which fell 5.12% during the same six-month period.

> The Fund outperformed the broad U.S. equity market, as measured by the Standard & Poor's (S&P) 500 Composite Stock Price Index (S&P 500 Index), which lost 6.65% during the six-month period.

> The Fund also outperformed its peer group, as represented by the Lipper Large-
  Cap Value Funds Index, which declined 7.13% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                              6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------
Seligman Large-Cap Value
  Fund Class A (excluding
  sales charge)                 -3.09%   +14.56%   -9.13%   +0.20%   +3.19%
----------------------------------------------------------------------------
Russell 1000 Value Index(1)
  (unmanaged)                   -5.12%   +16.92%  -12.32%   -1.64%   +2.38%
----------------------------------------------------------------------------
S&P 500 Index(2) (unmanaged)    -6.65%   +14.43%   -9.81%   -0.79%   -1.59%
----------------------------------------------------------------------------
Lipper Large-Cap Value Funds
  Index(3) (unmanaged)          -7.13%   +13.04%  -11.28%   -1.29%   +0.31%
----------------------------------------------------------------------------
Lipper Large-Cap Value Funds
  Average(4) (unmanaged)        -7.14%   +12.90%  -11.92%   -1.86%   +1.81%
----------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com through September 26, 2010 and thereafter columbiamanagement.com or calling 800.221.2450.


--------------------------------------------------------------------------------
                               SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman Large-Cap Value Fund

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Large-Cap Value Funds Index (the Lipper Index) includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.*
(4) The Lipper Large-Cap Value Funds Average (the Lipper Average) measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified Equity large-cap floor. The Lipper Average's returns include net reinvested dividends.*
    * On Jan. 1, 2010, the Lipper Index replaced the Lipper Average as one of the Fund's secondary benchmarks. The Lipper Index includes a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
4  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Large-Cap Value Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2010
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  4/25/97)                  -3.09%   +14.56%   -9.13%   +0.20%   +3.19%       N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/25/97)                  -3.44%   +13.69%   -9.81%   -0.56%   +2.41%       N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                  -3.44%   +13.68%   -9.78%   -0.52%   +2.42%       N/A
-------------------------------------------------------------------------------------
Class I (inception
  8/03/09)                  -2.86%      N/A      N/A      N/A      N/A      +5.31%*
-------------------------------------------------------------------------------------
Class R2 (inception
  4/30/03)                  -3.20%   +14.25%   -9.39%   -0.08%     N/A      +6.29%
-------------------------------------------------------------------------------------
Class R3 (inception
  8/03/09)                  -3.12%      N/A      N/A      N/A      N/A      +4.80%*
-------------------------------------------------------------------------------------
Class R4 (inception
  8/03/09)                  -2.94%      N/A      N/A      N/A      N/A      +5.11%*
-------------------------------------------------------------------------------------
Class R5 (inception
  11/30/01)                 -2.85%   +15.13%   -8.63%   +0.76%     N/A      +2.17%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  4/25/97)                  -8.65%    +7.93%  -10.91%   -0.98%   +2.58%       N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/25/97)                  -8.27%    +8.69%  -10.72%   -0.95%   +2.41%       N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                  -4.40%   +12.68%   -9.78%   -0.52%   +2.42%       N/A
-------------------------------------------------------------------------------------



 *Not annualized.
**For classes with less than 10 years performance.

Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.


--------------------------------------------------------------------------------
                               SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman Large-Cap Value Fund

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
   X                      Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the Fund's portfolio holdings as of period end. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

A portfolio with fewer holdings, such as Seligman Large-Cap Value Fund, may be subject to greater volatility than a portfolio with a greater number of holdings.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
6  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Large-Cap Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      9.5%
------------------------------------------------
Consumer Staples                           14.7%
------------------------------------------------
Energy                                     13.8%
------------------------------------------------
Financials                                 25.0%
------------------------------------------------
Health Care                                 9.6%
------------------------------------------------
Industrials                                13.2%
------------------------------------------------
Information Technology                      2.6%
------------------------------------------------
Materials                                   8.2%
------------------------------------------------
Utilities                                   3.4%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Tyson Foods, Inc., Class A                  4.6%
------------------------------------------------
Unum Group                                  4.6%
------------------------------------------------
Humana, Inc.                                4.2%
------------------------------------------------
JPMorgan Chase & Co.                        4.2%
------------------------------------------------
Bank of America Corp.                       3.5%
------------------------------------------------
The AES Corp.                               3.4%
------------------------------------------------
The Williams Companies, Inc.                3.1%
------------------------------------------------
Bristol-Myers Squibb Co.                    2.9%
------------------------------------------------
CSX Corp.                                   2.9%
------------------------------------------------
Valero Energy Corp.                         2.9%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                               SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman Smaller-Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Smaller-Cap Value Fund (the Fund) Class A shares decreased 2.78%
  (excluding sales charge) for the six-month period ended June 30, 2010.

> The Fund underperformed its benchmark, the Russell 2000(R) Value Index, which fell 1.64% during the same six-month period.

> The Fund also underperformed the Lipper Small-Cap Core Funds Index and the
  Lipper Small-Cap Value Funds Index, which declined 2.09% and 1.26%, respectively, during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------
Seligman Smaller-Cap Value
  Fund Class A (excluding
  sales charge)                   -2.78%   +22.52%   -9.48%   +0.97%   +7.65%
------------------------------------------------------------------------------
Russell 2000 Value Index(1)
  (unmanaged)                     -1.64%   +25.07%   -9.85%   -0.51%   +7.48%
------------------------------------------------------------------------------
Lipper Small-Cap Core Funds
  Index(2) (unmanaged)            -2.09%   +21.67%   -7.59%   +1.15%   +4.16%
------------------------------------------------------------------------------
Lipper Small-Cap Value Funds
  Index(3) (unmanaged)            -1.26%   +25.50%   -8.14%   +0.90%   +8.06%
------------------------------------------------------------------------------
Lipper Small-Cap Core Funds
  Average(4) (unmanaged)          -2.05%   +21.63%   -8.73%   +0.44%   +5.21%
------------------------------------------------------------------------------
Lipper Small-Cap Value Funds
  Average(5) (unmanaged)          -1.22%   +25.39%   -9.16%   +0.32%   +7.57%
------------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com through September 26, 2010 and thereafter columbiamanagement.com or calling 800.221.2450.


--------------------------------------------------------------------------------
8  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Smaller-Cap Value Fund

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and averages do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index (the Lipper Index) includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.*
(3) The Lipper Small-Cap Value Funds Index (the Lipper Index) includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.*
(4) The Lipper Small-Cap Core Funds Average (the Lipper Average) measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity small-cap ceiling. The Lipper Average's returns include net reinvested dividends.*
(5) The Lipper Small-Cap Value Funds Average (the Lipper Average) measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity small-cap ceiling. The Lipper Average's returns include net reinvested dividends.*
    * On Jan. 1, 2010, the Lipper Indices replaced the Lipper Averages as the Fund's secondary benchmarks. The Lipper Index includes a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Indices and the Lipper Averages will be included for a one-year transition period. Thereafter, only the Lipper Indices will be included.


--------------------------------------------------------------------------------
                               SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman Smaller-Cap Value Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2010
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  4/25/97)                  -2.78%   +22.52%   -9.48%   +0.97%   +7.65%       N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/25/97)                  -3.14%   +21.62%  -10.16%   +0.22%   +6.85%       N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                  -3.22%   +21.60%  -10.13%   +0.24%   +6.86%       N/A
-------------------------------------------------------------------------------------
Class I (inception
  8/03/09)                  -2.55%      N/A      N/A      N/A      N/A      +9.70%*
-------------------------------------------------------------------------------------
Class R2 (inception
  4/30/03)                  -2.91%   +22.10%   -9.76%   +0.70%     N/A      +6.85%
-------------------------------------------------------------------------------------
Class R3 (inception
  8/03/09)                  -2.91%      N/A      N/A      N/A      N/A      +9.08%*
-------------------------------------------------------------------------------------
Class R4 (inception
  8/03/09)                  -2.77%      N/A      N/A      N/A      N/A      +9.36%*
-------------------------------------------------------------------------------------
Class R5 (inception
  11/30/01)                 -2.62%   +22.99%   -8.94%   +1.55%     N/A      +5.81%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  4/25/97)                  -8.38%   +15.47%  -11.24%   -0.22%   +7.02%       N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/25/97)                  -7.98%   +16.62%  -10.90%   -0.08%   +6.85%       N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                  -4.19%   +20.60%  -10.13%   +0.24%   +6.86%       N/A
-------------------------------------------------------------------------------------



 *Not annualized.
**For classes with less than 10 years performance.

Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.


--------------------------------------------------------------------------------
10  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Smaller-Cap Value Fund

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                          Large
           X              Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the Fund's portfolio holdings as of period end. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


A portfolio with fewer holdings, such as Seligman Smaller-Cap Value Fund, may be subject to greater volatility than a portfolio with a greater number of holdings. Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman Smaller-Cap Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      7.5%
------------------------------------------------
Consumer Staples                            7.5%
------------------------------------------------
Energy                                      4.7%
------------------------------------------------
Financials                                 16.9%
------------------------------------------------
Health Care                                 6.0%
------------------------------------------------
Industrials                                33.1%
------------------------------------------------
Information Technology                     20.2%
------------------------------------------------
Materials                                   4.1%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Continental Airlines, Inc., Class B         4.0%
------------------------------------------------
Quest Software, Inc.                        3.5%
------------------------------------------------
F5 Networks, Inc.                           3.3%
------------------------------------------------
Herbalife Ltd.                              3.3%
------------------------------------------------
Texas Roadhouse, Inc.                       3.1%
------------------------------------------------
Lincoln National Corp.                      3.1%
------------------------------------------------
Delta Air Lines, Inc.                       3.1%
------------------------------------------------
Lawson Software, Inc.                       3.0%
------------------------------------------------
Endurance Specialty Holdings Ltd.           2.9%
------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.                                      2.9%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
12  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman Large-Cap Value Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  969.10        $ 6.88         1.41%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.80        $ 7.05         1.41%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  965.60        $10.53         2.16%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.08        $10.79         2.16%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  965.60        $10.53         2.16%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.08        $10.79         2.16%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  971.40        $ 4.45          .91%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.28        $ 4.56          .91%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  968.00        $ 8.30         1.70%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.36        $ 8.50         1.70%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  968.80        $ 7.08         1.45%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.60        $ 7.25         1.45%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  970.60        $ 6.11         1.25%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.60        $ 6.26         1.25%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  971.50        $ 4.69          .96%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.03        $ 4.81          .96%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: -3.09% for Class A, -3.44% for Class B, -3.44% for Class C, -2.86% for Class I, -3.20% for Class R2, -3.12% for Class R3, -2.94% for Class R4 and -2.85% for Class R5.


--------------------------------------------------------------------------------
14  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Smaller-Cap Value Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  972.20        $ 6.50         1.33%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.20        $ 6.66         1.33%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  968.60        $10.25         2.10%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.38        $10.49         2.10%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  967.80        $10.20         2.09%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.43        $10.44         2.09%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  974.50        $ 4.31          .88%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.43        $ 4.41          .88%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  970.90        $ 8.21         1.68%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.46        $ 8.40         1.68%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  970.90        $ 6.99         1.43%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.70        $ 7.15         1.43%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  972.30        $ 5.77         1.18%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.94        $ 5.91         1.18%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  973.80        $ 4.55          .93%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.18        $ 4.66          .93%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: -2.78% for Class A, -3.14% for Class B, -3.22% for Class C, -2.55% for Class I, -2.91% for Class R2, -2.91% for Class R3, -2.77% for Class R4 and -2.62% for Class R5.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Seligman Large-Cap Value Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (100.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (7.7%)
General Dynamics Corp.                                 130,000             $7,612,800
Honeywell International, Inc.                          250,000              9,757,500
United Technologies Corp.                              140,000              9,087,400
                                                                      ---------------
Total                                                                      26,457,700
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.4%)
Morgan Stanley                                         350,000              8,123,500
-------------------------------------------------------------------------------------

CHEMICALS (8.2%)
EI du Pont de Nemours & Co.                            280,000              9,685,200
Praxair, Inc.                                          115,000(c)           8,738,850
The Sherwin-Williams Co.                               140,000(c)           9,686,600
                                                                      ---------------
Total                                                                      28,110,650
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.5%)
US Bancorp                                             390,000(c)           8,716,500
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.6%)
Juniper Networks, Inc.                                 385,000(b)           8,785,700
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.6%)
Bank of America Corp.                                  830,000             11,927,100
JPMorgan Chase & Co.                                   390,000             14,277,900
                                                                      ---------------
Total                                                                      26,205,000
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (4.8%)
Costco Wholesale Corp.                                 160,000(c)           8,772,800
Wal-Mart Stores, Inc.                                  160,000              7,691,200
                                                                      ---------------
Total                                                                      16,464,000
-------------------------------------------------------------------------------------

FOOD PRODUCTS (4.6%)
Tyson Foods, Inc., Class A                             960,000(c)          15,734,400
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Baxter International, Inc.                             210,000              8,534,400
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.2%)
Humana, Inc.                                           315,000(b)          14,386,050
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (3.4%)
The AES Corp.                                        1,250,000(b)          11,550,000
-------------------------------------------------------------------------------------

INSURANCE (12.5%)
MetLife, Inc.                                          255,000              9,628,800
Prudential Financial, Inc.                             160,000              8,585,600
The Travelers Companies, Inc.                          180,000              8,865,000
Unum Group                                             720,000(c)          15,624,000
                                                                      ---------------
Total                                                                      42,703,400
-------------------------------------------------------------------------------------

MULTILINE RETAIL (4.4%)
JC Penney Co., Inc.                                    360,000(c)           7,732,800
Nordstrom, Inc.                                        225,000(c)           7,242,750
                                                                      ---------------
Total                                                                      14,975,550
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (13.9%)
Chevron Corp.                                          125,000              8,482,500
ConocoPhillips                                         200,000              9,818,000
Marathon Oil Corp.                                     280,000              8,705,200
The Williams Companies, Inc.                           580,000(c)          10,602,400
Valero Energy Corp.                                    550,000(c)           9,889,000
                                                                      ---------------
Total                                                                      47,497,100
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.9%)
Bristol-Myers Squibb Co.                               400,000(c)           9,976,000
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Large-Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ROAD & RAIL (5.5%)
CSX Corp.                                              200,000             $9,926,000
Union Pacific Corp.                                    130,000              9,036,300
                                                                      ---------------
Total                                                                      18,962,300
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.1%)
Lowe's Companies, Inc.                                 450,000              9,189,000
The Gap, Inc.                                          420,000(c)           8,173,200
                                                                      ---------------
Total                                                                      17,362,200
-------------------------------------------------------------------------------------

TOBACCO (5.3%)
Altria Group, Inc.                                     475,000              9,519,000
Philip Morris International, Inc.                      190,000              8,709,600
                                                                      ---------------
Total                                                                      18,228,600
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $342,864,430)                                                     $342,773,050
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (12.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY            VALUE(a)
CERTIFICATES OF DEPOSIT (1.0%)
Banque Federative du Credit Mutuel
 07-30-10                            0.530%          $1,997,324            $1,997,324
Overseas Chinese Banking Corp.
 08-02-10                            0.420            1,500,000             1,500,000
                                                                      ---------------
Total                                                                       3,497,324
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (11.8%)(d)
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,025                         0.090           10,000,000            10,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $6,303,152                          0.030            6,303,147             6,303,147
HSBC Securities, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,000                         0.000           10,000,000            10,000,000
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $4,100,017                          0.150            4,100,000             4,100,000
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,058                         0.210           10,000,000            10,000,000
                                                                      ---------------
Total                                                                      40,403,147
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $43,900,471)                                                       $43,900,471
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $386,764,901)(e)                                                  $386,673,521
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At June 30, 2010, security was partially or fully on loan. See Note 6 to the financial statements.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Large-Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(d) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Discount Notes                           $12,160
Fannie Mae Interest Strip                           125,774
Fannie Mae Pool                                   2,020,455
Fannie Mae Principal Strip                            2,053
Fannie Mae REMICS                                 1,457,272
Federal Farm Credit Bank                            638,254
Federal Home Loan Banks                             877,662
Federal Home Loan Mortgage Corp                     629,350
Federal National Mortgage Association               309,893
FHLMC Structured Pass Through Securities            296,090
Freddie Mac Discount Notes                           45,687
Freddie Mac Gold Pool                               157,067
Freddie Mac Non Gold Pool                           617,861
Freddie Mac Reference REMIC                          10,749
Freddie Mac REMICS                                  162,769
Freddie Mac Strips                                  174,244
Ginnie Mae I Pool                                   845,877
Ginnie Mae II Pool                                  702,536
GNMA Callable Pass Through Securities                13,617
Government National Mortgage Association            326,180
United States Treasury Inflation Indexed
  Bonds                                              74,398
United States Treasury Note/Bond                     99,704
United States Treasury Strip Coupon                 529,909
United States Treasury Strip Principal               70,440
-----------------------------------------------------------
Total market value of collateral securities     $10,200,001
-----------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $1,124,881
Government National Mortgage Association          5,304,329
-----------------------------------------------------------
Total market value of collateral securities      $6,429,210
-----------------------------------------------------------




--------------------------------------------------------------------------------
18  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Large-Cap Value Fund

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



HSBC SECURITIES, INC. (0.000%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
United States Treasury Strip Coupon              $7,970,444
United States Treasury Strip Principal            2,229,559
-----------------------------------------------------------
Total market value of collateral securities     $10,200,003
-----------------------------------------------------------


MIZUHO SECURITIES USA, INC. (0.150%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Federal Farm Credit Bank                           $121,648
Federal Home Loan Bank Discount Notes             1,251,222
Federal Home Loan Banks                             635,554
Federal Home Loan Mortgage Corp                     108,181
Ginnie Mae II Pool                                  284,501
United States Treasury Note/Bond                  1,780,894
-----------------------------------------------------------
Total market value of collateral securities      $4,182,000
-----------------------------------------------------------


PERSHING LLC (0.210%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $3,691,218
Fannie Mae REMICS                                   856,034
Federal Farm Credit Bank                            136,142
Federal Home Loan Banks                             255,422
Federal Home Loan Mortgage Corp                     144,278
Federal National Mortgage Association               174,790
Freddie Mac Gold Pool                             2,547,594
Freddie Mac Non Gold Pool                           213,676
Freddie Mac REMICS                                  535,521
Ginnie Mae I Pool                                   267,821
Ginnie Mae II Pool                                  167,249
United States Treasury Bill                         901,689
United States Treasury Note/Bond                    293,407
United States Treasury Strip Coupon                  15,159
-----------------------------------------------------------
Total market value of collateral securities     $10,200,000
-----------------------------------------------------------




--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Large-Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(e) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $386,765,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $25,240,000
     Unrealized depreciation                         (25,331,000)
     -----------------------------------------------------------
     Net unrealized depreciation                        $(91,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
20  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Large-Cap Value Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Large-Cap Value Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                               Fair value at June 30, 2010
                           ------------------------------------------------------------------
                                 Level 1            Level 2
                              quoted prices          other          Level 3
                                in active         significant     significant
                               markets for         observable    unobservable
DESCRIPTION(a)             identical assets(b)       inputs         inputs           Total
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                $342,773,050               $--         $--        $342,773,050
---------------------------------------------------------------------------------------------
Total Equity Securities         342,773,050                --          --         342,773,050
---------------------------------------------------------------------------------------------
Other
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --        43,900,471          --          43,900,471
---------------------------------------------------------------------------------------------
Total Other                              --        43,900,471          --          43,900,471
---------------------------------------------------------------------------------------------
Total                          $342,773,050       $43,900,471         $--        $386,673,521
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
22  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Seligman Smaller-Cap Value Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (100.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.9%)
Cubic Corp.                                            317,006            $11,532,678
-------------------------------------------------------------------------------------

AIRLINES (7.1%)
Continental Airlines, Inc., Class B                    725,000(b)          15,950,000
Delta Air Lines, Inc.                                1,050,000(b)          12,337,500
                                                                      ---------------
Total                                                                      28,287,500
-------------------------------------------------------------------------------------

BEVERAGES (1.9%)
Central European Distribution Corp.                    355,000(b,d)         7,589,900
-------------------------------------------------------------------------------------

CHEMICALS (2.0%)
Minerals Technologies, Inc.                            165,000              7,844,100
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.3%)
The Brink's Co.                                        300,000              5,709,000
Waste Connections, Inc.                                330,000(b,d)        11,513,700
                                                                      ---------------
Total                                                                      17,222,700
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.3%)
F5 Networks, Inc.                                      195,000(b,d)        13,371,150
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.9%)
The Shaw Group, Inc.                                   340,000(b)          11,634,800
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.1%)
Owens-Illinois, Inc.                                   320,000(b)           8,464,000
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (2.0%)
Sotheby's                                              350,000(d)           8,004,500
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (7.9%)
Belden, Inc.                                           475,000(d)          10,450,000
EnerSys                                                500,000(b,d)        10,685,000
Thomas & Betts Corp.                                   305,000(b,d)        10,583,500
                                                                      ---------------
Total                                                                      31,718,500
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.8%)
Exterran Holdings, Inc.                                410,000(b,d)        10,582,100
Tetra Technologies, Inc.                               930,000(b,d)         8,444,400
                                                                      ---------------
Total                                                                      19,026,500
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.2%)
Smithfield Foods, Inc.                                 600,000(b,d)         8,940,000
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Analogic Corp.                                         110,000(d)           5,006,100
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.7%)
Select Medical Holdings Corp.                          163,895(b,d)         1,111,208
WellCare Health Plans, Inc.                            415,034(b,d)         9,852,907
                                                                      ---------------
Total                                                                      10,964,115
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (2.0%)
Eclipsys Corp.                                         450,000(b)           8,028,000
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.2%)
Penn National Gaming, Inc.                             355,000(b,d)         8,200,500
Texas Roadhouse, Inc.                                  990,000(b,d)        12,493,800
                                                                      ---------------
Total                                                                      20,694,300
-------------------------------------------------------------------------------------

INSURANCE (16.9%)
Aspen Insurance Holdings Ltd.                          445,000(c)          11,009,300
Endurance Specialty Holdings Ltd.                      314,000(c)          11,784,420
Infinity Property & Casualty Corp.                     240,000(d)          11,083,200
Lincoln National Corp.                                 510,000             12,387,900
The Hanover Insurance Group, Inc.                      266,000(d)          11,571,000
WR Berkley Corp.                                       380,000(d)          10,054,800
                                                                      ---------------
Total                                                                      67,890,620
-------------------------------------------------------------------------------------

IT SERVICES (2.1%)
CACI International, Inc., Class A                      194,784(b,d)         8,274,424
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Smaller-Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MACHINERY (4.4%)
Douglas Dynamics, Inc.                                 323,570(b)          $3,721,055
Mueller Industries, Inc.                               365,000(d)           8,979,000
Navistar International Corp.                            97,000(b,d)         4,772,400
                                                                      ---------------
Total                                                                      17,472,455
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Fred's, Inc., Class A                                  110,000(d)           1,216,600
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (3.3%)
Herbalife Ltd.                                         290,000(c,d)        13,354,500
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.7%)
School Specialty, Inc.                                 383,900(b,d)         6,937,073
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.4%)
Cypress Semiconductor Corp.                          1,079,989(b,d)        10,843,090
ON Semiconductor Corp.                               1,700,000(b)          10,846,000
Varian Semiconductor Equipment Associates,
 Inc.                                                  410,000(b,d)        11,750,600
                                                                      ---------------
Total                                                                      33,439,690
-------------------------------------------------------------------------------------

SOFTWARE (6.4%)
Lawson Software, Inc.                                1,620,000(b,d)        11,826,000
Quest Software, Inc.                                   770,000(b,d)        13,890,800
                                                                      ---------------
Total                                                                      25,716,800
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.9%)
Aegean Marine Petroleum Network, Inc.                  389,000(c)           7,772,220
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $317,553,988)                                                     $400,403,225
-------------------------------------------------------------------------------------






INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (27.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

CERTIFICATES OF DEPOSIT (0.7%)
Societe Generale
 09-01-10                            0.655%          $3,000,000            $3,000,000
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (26.8%)(E)
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $55,000,138                         0.090           55,000,000            55,000,000
Citigroup Global Markets, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,017                          0.120            5,000,000             5,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $11,892,140                         0.030           11,892,130            11,892,130
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,014                         0.050           10,000,000            10,000,000
Morgan Stanley
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $25,000,208                         0.300           25,000,000            25,000,000
                                                                      ---------------
Total                                                                     106,892,130
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $109,892,130)                                                     $109,892,130
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $427,446,118)(f)                                                  $510,295,355
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Smaller-Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 10.97% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 6 to the financial statements.

(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Discount Notes                           $66,878
Fannie Mae Interest Strip                           691,760
Fannie Mae Pool                                  11,112,503
Fannie Mae Principal Strip                           11,289
Fannie Mae REMICS                                 8,014,996
Federal Farm Credit Bank                          3,510,396
Federal Home Loan Banks                           4,827,138
Federal Home Loan Mortgage Corp                   3,461,425
Federal National Mortgage Association             1,704,414
FHLMC Structured Pass Through Securities          1,628,495
Freddie Mac Discount Notes                          251,278
Freddie Mac Gold Pool                               863,869
Freddie Mac Non Gold Pool                         3,398,233
Freddie Mac Reference REMIC                          59,117
Freddie Mac REMICS                                  895,226
Freddie Mac Strips                                  958,342
Ginnie Mae I Pool                                 4,652,322
Ginnie Mae II Pool                                3,863,948
GNMA Callable Pass Through Securities                74,896
Government National Mortgage Association          1,793,989
United States Treasury Inflation Indexed
  Bonds                                             409,190
United States Treasury Note/Bond                    548,374
United States Treasury Strip Coupon               2,914,502
United States Treasury Strip Principal              387,422
-----------------------------------------------------------
Total market value of collateral securities     $56,100,002
-----------------------------------------------------------




--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Smaller-Cap Value Fund

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



CITIGROUP GLOBAL MARKETS (0.120%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae REMICS                                $1,817,316
Fannie Mae-Aces                                      47,429
Freddie Mac Reference REMIC                         296,040
Freddie Mac REMICS                                2,597,993
Government National Mortgage Association            341,222
-----------------------------------------------------------
Total market value of collateral securities      $5,100,000
-----------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $2,122,310
Government National Mortgage Association         10,007,663
-----------------------------------------------------------
Total market value of collateral securities     $12,129,973
-----------------------------------------------------------


MIZUHO SECURITIES USA (0.050%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
United States Treasury Inflation Indexed
  Bonds                                            $126,877
United States Treasury Note/Bond                  7,957,505
United States Treasury Strip Coupon               1,092,279
United States Treasury Strip Principal            1,023,339
-----------------------------------------------------------
Total market value of collateral securities     $10,200,000
-----------------------------------------------------------


MORGAN STANLEY (0.300%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
United States Treasury Note/Bond                $25,628,756
-----------------------------------------------------------
Total market value of collateral securities     $25,628,756
-----------------------------------------------------------



(f) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $427,446,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $93,299,000
     Unrealized depreciation                         (10,450,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $82,849,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
26  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Smaller-Cap Value Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Smaller-Cap Value Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                               FAIR VALUE AT JUNE 30, 2010
                           -------------------------------------------------------------------
                                 Level 1             LEVEL 2
                              quoted prices           OTHER          LEVEL 3
                                in active          SIGNIFICANT     SIGNIFICANT
                               markets for         OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)             identical assets(b)       INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                $400,403,225                $--         $--        $400,403,225
----------------------------------------------------------------------------------------------
Total Equity Securities         400,403,225                 --          --         400,403,225
----------------------------------------------------------------------------------------------
Other
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --        109,892,130          --         109,892,130
----------------------------------------------------------------------------------------------
Total Other                              --        109,892,130          --         109,892,130
----------------------------------------------------------------------------------------------
Total                          $400,403,225       $109,892,130         $--        $510,295,355
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
28  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                                      SELIGMAN           SELIGMAN
                                                                               LARGE-CAP VALUE  SMALLER-CAP VALUE
JUNE 30, 2010 (UNAUDITED)                                                                 FUND               FUND
ASSETS
Investments in securities, at value*
  (identified cost $342,864,430 and $317,553,988)                                 $342,773,050      $ 400,403,225
Investments of cash collateral received for securities on loan (identified
  cost $43,900,471 and $109,892,130)                                                43,900,471        109,892,130
-----------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $386,764,901 and
  $427,446,118)                                                                    386,673,521        510,295,355
Receivable from Investment Manager                                                          --              5,614
Capital shares receivable                                                              846,383            174,910
Dividends and accrued interest receivable                                              585,764             71,617
Receivable for investment securities sold                                              710,939            906,755
-----------------------------------------------------------------------------------------------------------------
Total assets                                                                       388,816,607        511,454,251
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                                         464,285            150,431
Capital shares payable                                                               1,668,703            773,077
Payable for investment securities purchased                                            154,600                 --
Payable upon return of securities loaned                                            43,900,471        109,892,130
Accrued investment management services fee                                               7,176             10,337
Accrued distribution fees                                                              131,358            189,256
Accrued transfer agency fees                                                             2,328              4,732
Accrued administrative services fees                                                       570                884
Accrued plan administration services fees                                                4,061              6,120
Other accrued expenses                                                                 161,867            170,106
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                   46,495,419        111,197,073
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                $342,321,188      $ 400,257,178

-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  29

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------

                                                                                      SELIGMAN           SELIGMAN
                                                                               LARGE-CAP VALUE  SMALLER-CAP VALUE
JUNE 30, 2010 (UNAUDITED)                                                                 FUND               FUND
REPRESENTED BY
Capital stock -- $.001 par value                                                  $     28,821      $      33,466
Additional paid-in capital                                                         342,723,422        529,013,427
Undistributed net investment income/accumulated net investment loss                  2,270,187         (3,731,531)
Accumulated net realized gain (loss)                                                (2,609,862)      (207,907,421)
Unrealized appreciation (depreciation) on investments                                  (91,380)        82,849,237
-----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock          $342,321,188      $ 400,257,178
-----------------------------------------------------------------------------------------------------------------
*Value of securities on loan                                                      $ 42,418,495      $ 106,413,773
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares:                       Class A        $231,694,481      $ 305,258,274
                                                                   Class B        $  4,992,576      $  31,026,324
                                                                   Class C        $ 40,422,447      $  42,437,882
                                                                   Class I        $ 55,333,193      $   6,144,306
                                                                   Class R2       $  9,039,362      $  10,821,542
                                                                   Class R3       $      5,234      $       5,406
                                                                   Class R4       $     29,720      $   2,807,222
                                                                   Class R5       $    804,175      $   1,756,222
Outstanding shares of capital stock:                               Class A          19,421,597         24,940,991
                                                                   Class B             445,066          2,872,958
                                                                   Class C           3,599,448          3,925,145
                                                                   Class I           4,519,900            472,384
                                                                   Class R2            766,032            902,793
                                                                   Class R3                443                450
                                                                   Class R4              2,433            216,417
                                                                   Class R5             65,610            135,052
Net asset value per share:                                         Class A(1)     $      11.93      $       12.24
                                                                   Class B        $      11.22      $       10.80
                                                                   Class C        $      11.23      $       10.81
                                                                   Class I        $      12.24      $       13.01
                                                                   Class R2       $      11.80      $       11.99
                                                                   Class R3       $      11.81      $       12.01
                                                                   Class R4       $      12.22      $       12.97
                                                                   Class R5       $      12.26      $       13.00
-----------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund is $12.66 and $12.99, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                          SELIGMAN           SELIGMAN
                                                                   LARGE-CAP VALUE  SMALLER-CAP VALUE
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)                                    FUND               FUND
INVESTMENT INCOME
Income:
Dividends                                                             $  3,389,129       $    840,913
Income distributions from affiliated money market fund                       1,142                239
Income from securities lending -- net                                       16,176             25,277
-----------------------------------------------------------------------------------------------------
Total income                                                             3,406,447            866,429
-----------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                       1,271,137          1,806,878
Distribution fees
  Class A                                                                  280,958            358,351
  Class B                                                                   28,374            155,597
  Class C                                                                  216,292            237,438
  Class R2                                                                  23,406             27,759
  Class R3                                                                       7                  7
Transfer agency fees
  Class A                                                                  287,090            539,289
  Class B                                                                    7,762             62,069
  Class C                                                                   58,038             93,087
  Class R2                                                                   2,673              3,165
  Class R3                                                                       2                  2
  Class R4                                                                       4                509
  Class R5                                                                     222                538
Administrative services fees                                               101,017            154,600
Plan administration services fees
  Class R2                                                                  11,703             13,880
  Class R3                                                                       7                  7
  Class R4                                                                      20              2,034
Compensation of board members                                                5,311              6,608
Custodian fees                                                               4,700              4,850
Printing and postage                                                        28,536             16,690
Registration fees                                                           50,178             37,365
Professional fees                                                           13,550             11,144
Other                                                                       40,035                 --
-----------------------------------------------------------------------------------------------------
Total expenses                                                           2,431,022          3,531,867
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                                  --           (661,752)
-----------------------------------------------------------------------------------------------------
Total net expenses                                                       2,431,022          2,870,115
-----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                            975,425         (2,003,686)

-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  31

STATEMENTS OF OPERATIONS (continued)  ------------------------------------------

                                                                          SELIGMAN           SELIGMAN
                                                                   LARGE-CAP VALUE  SMALLER-CAP VALUE
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)                                    FUND               FUND
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on securities transactions                   $  2,457,955       $ 13,033,579
Net change in unrealized appreciation (depreciation) on
  investments                                                          (19,850,202)       (31,990,386)
-----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (17,392,247)       (18,956,807)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $(16,416,822)      $(20,960,493)
-----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                    SELIGMAN LARGE-CAP VALUE FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2010  DEC. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    975,425   $  1,296,898
Net realized gain (loss) on investments                                   2,457,955     (5,067,749)
Net change in unrealized appreciation (depreciation) on
  investments                                                           (19,850,202)    49,011,835
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (16,416,822)    45,240,984
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --        (93,513)
    Class I                                                                      --        (32,461)
    Class R3                                                                     --             (5)
    Class R4                                                                     --             (6)
  Net realized gain
    Class A                                                                      --        (28,761)
    Class B                                                                      --           (916)
    Class C                                                                      --         (6,099)
    Class I                                                                      --         (3,312)
    Class R2                                                                     --         (1,188)
    Class R3                                                                     --             (1)
    Class R4                                                                     --             (1)
    Class R5                                                                     --           (100)
--------------------------------------------------------------------------------------------------
Total distributions                                                              --       (166,363)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                    SELIGMAN LARGE-CAP VALUE FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2010  DEC. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 67,193,600   $126,075,217
  Class B shares                                                            859,017        678,008
  Class C shares                                                          7,571,032      5,481,625
  Class I shares                                                         36,697,485     22,947,699
  Class R2 shares                                                         2,696,950      2,788,934
  Class R3 shares                                                                --          5,000
  Class R4 shares                                                            28,663          5,000
  Class R5 shares                                                           114,279      2,889,460
Reinvestment of distributions at net asset value
  Class A shares                                                                 --        114,176
  Class B shares                                                                 --            779
  Class C shares                                                                 --          3,976
  Class I shares                                                                 --         35,766
  Class R2 shares                                                                --            232
  Class R5 shares                                                                --            100
Conversions from Class B to Class A
  Class A shares                                                            815,244      2,386,379
  Class B shares                                                           (815,244)    (2,386,379)
Payments for redemptions
  Class A shares                                                        (28,741,375)   (41,221,591)
  Class B shares                                                           (771,720)    (2,390,549)
  Class C shares                                                         (6,195,127)   (11,519,949)
  Class I shares                                                         (1,375,700)      (342,294)
  Class R2 shares                                                        (1,571,557)    (2,543,101)
  Class R4 shares                                                               (97)            --
  Class R5 shares                                                                --    (13,107,483)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        76,505,450     89,901,005
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  60,088,628    134,975,626
Net assets at beginning of period                                       282,232,560    147,256,934
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $342,321,188   $282,232,560
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  2,270,187   $  1,294,762
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   SELIGMAN SMALLER-CAP VALUE FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2010  DEC. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                        $ (2,003,686)  $ (2,463,560)
Net realized gain (loss) on investments                                  13,033,579    (11,574,905)
Net change in unrealized appreciation (depreciation) on
  investments                                                           (31,990,386)    64,605,903
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (20,960,493)    50,567,438
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          9,543,086     11,520,753
  Class B shares                                                            645,305        609,733
  Class C shares                                                          2,572,585      5,225,564
  Class I shares                                                                 --      5,601,641
  Class R2 shares                                                         2,932,188      3,386,757
  Class R3 shares                                                                --          2,500
  Class R4 shares                                                           180,288          2,500
  Class R5 shares                                                             4,342      1,570,581
Fund merger (Note 10)
  Class A shares                                                        125,115,360    148,890,856
  Class B shares                                                         11,091,043     19,215,577
  Class C shares                                                          1,567,882      3,223,958
  Class I shares                                                              8,173          5,741
  Class R2 shares                                                               N/A         20,090
  Class R3 shares                                                               N/A          2,569
  Class R4 shares                                                         2,971,903         36,103
  Class R5 shares                                                               N/A          2,590
Conversion from Class B to Class A
  Class A shares                                                          1,311,635      1,518,332
  Class B shares                                                         (1,311,635)    (1,518,332)
Payments for redemptions
  Class A shares                                                        (34,724,388)   (38,463,894)
  Class B shares                                                         (4,284,624)    (3,756,664)
  Class C shares                                                         (7,093,570)   (10,820,381)
  Class R2 shares                                                        (2,504,977)    (3,944,349)
  Class R4 shares                                                           (71,550)            --
  Class R5 shares                                                            (8,867)    (7,746,136)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       107,944,179    134,586,089
--------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 9)                                 34,652         28,080
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  87,018,338    185,181,607
Net assets at beginning of period                                       313,238,840    128,057,233
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $400,257,178   $313,238,840
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                        $ (3,731,531)  $     (6,242)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Seligman Large-Cap Value Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS A                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $12.31            $9.77       $15.73      $14.43      $12.79      $11.62
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .10          .10         .04         .05         .04
Net gains (losses) (both realized and
 unrealized)                                              (.42)            2.45        (5.96)       1.26        1.60        1.13
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.38)            2.55        (5.86)       1.30        1.65        1.17
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.01)        (.08)       (.00)(a)    (.01)       (.00)(a)
Distributions from realized gains                           --             (.00)(a)     (.02)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.01)        (.10)       (.00)(a)    (.01)       (.00)(a)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.93           $12.31        $9.77      $15.73      $14.43      $12.79
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.09%)          26.07%      (37.20%)      9.03%      12.92%      10.08%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                           1.41%(c)         1.61%        1.61%       1.51%       1.54%       1.61%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .62%(c)          .87%         .72%        .29%        .40%        .36%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $232             $203          $83        $148        $137        $105
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              24%          28%         18%         30%         30%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Large-Cap Value Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS B                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $11.62            $9.29       $14.96      $13.82      $12.33      $11.28
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)            (.01)        (.01)       (.07)       (.05)       (.04)
Net gains (losses) (both realized and
 unrealized)                                              (.39)            2.34        (5.63)       1.21        1.54        1.09
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.40)            2.33        (5.64)       1.14        1.49        1.05
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --         (.01)         --          --          --
Distributions from realized gains                           --             (.00)(a)     (.02)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.00)(a)     (.03)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.22           $11.62        $9.29      $14.96      $13.82      $12.33
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.44%)          25.10%      (37.68%)      8.25%      12.08%       9.31%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                           2.16%(c)         2.54%        2.37%       2.26%       2.29%       2.36%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.16%)(c)        (.08%)       (.04%)      (.47%)      (.35%)      (.39%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5               $6           $9         $26         $37         $51
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              24%          28%         18%         30%         30%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman Large-Cap Value Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS C                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $11.63            $9.30       $14.95      $13.82      $12.32      $11.28
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)            (.01)        (.01)       (.07)       (.05)       (.04)
Net gains (losses) (both realized and
 unrealized)                                              (.39)            2.34        (5.61)       1.20        1.55        1.08
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.40)            2.33        (5.62)       1.13        1.50        1.04
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --         (.01)         --          --          --
Distributions from realized gains                           --             (.00)(a)     (.02)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.00)(a)     (.03)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.23           $11.63        $9.30      $14.95      $13.82      $12.32
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.44%)          25.07%      (37.58%)      8.18%      12.18%       9.22%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                           2.16%(c)         2.51%        2.37%       2.26%       2.29%       2.36%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.15%)(c)        (.05%)       (.04%)      (.47%)      (.35%)      (.39%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $40              $41          $38         $34         $36         $38
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              24%          28%         18%         30%         30%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Large-Cap Value Fund

                                                   SIX MONTHS ENDED
CLASS I                                              JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(d)
Net asset value, beginning of period                    $12.60                $11.64
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07                   .08
Net gains (losses) (both realized and
 unrealized)                                              (.43)                  .90
-----------------------------------------------------------------------------------------
Total from investment operations                          (.36)                  .98
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                  (.02)
Distributions from realized gains                           --                  (.00)(a)
-----------------------------------------------------------------------------------------
Total distributions                                         --                  (.02)
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $12.24                $12.60
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.86%)                8.41%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .91%(c)               .89%(c)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             1.13%(c)              1.66%(c)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $55                   $24
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%                   24%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman Large-Cap Value Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS R2                                             JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $12.19            $9.70       $15.63      $14.38      $12.76      $11.62
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .04          .06         .00(a)      .02         .01
Net gains (losses) (both realized and
 unrealized)                                              (.41)            2.45        (5.91)       1.25        1.60        1.13
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.39)            2.49        (5.85)       1.25        1.62        1.14
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --         (.06)         --          --          --
Distributions from realized gains                           --             (.00)(a)     (.02)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.00)(a)     (.08)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.80           $12.19        $9.70      $15.63      $14.38      $12.76
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.20%)          25.69%      (37.41%)      8.69%      12.70%       9.81%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                           1.70%(c)         2.04%        1.87%       1.76%       1.79%       1.86%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .31%(c)          .41%         .46%        .03%        .15%        .11%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $9               $8           $6          $8          $3          $1
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              24%          28%         18%         30%         30%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
40  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Large-Cap Value Fund

                                                   SIX MONTHS ENDED
CLASS R3                                             JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(d)
Net asset value, beginning of period                    $12.19                $11.28
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04                   .05
Net gains (losses) (both realized and
 unrealized)                                              (.42)                  .87
-----------------------------------------------------------------------------------------
Total from investment operations                          (.38)                  .92
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                  (.01)
Distributions from realized gains                           --                  (.00)(a)
-----------------------------------------------------------------------------------------
Total distributions                                         --                  (.01)
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $11.81                $12.19
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.12%)                8.17%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                           1.45%(c)              1.47%(c)
-----------------------------------------------------------------------------------------
Net investment income (loss)                              .56%(c)              1.08%(c)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%                   24%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman Large-Cap Value Fund

                                                   SIX MONTHS ENDED
CLASS R4                                             JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(d)
Net asset value, beginning of period                    $12.59                $11.64
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07                   .07
Net gains (losses) (both realized and
 unrealized)                                              (.44)                  .89
-----------------------------------------------------------------------------------------
Total from investment operations                          (.37)                  .96
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                  (.01)
Distributions from realized gains                           --                  (.00)(a)
-----------------------------------------------------------------------------------------
Total distributions                                         --                  (.01)
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $12.22                $12.59
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.94%)                8.29%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                           1.25%(c)              1.21%(c)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             1.03%(c)              1.34%(c)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%                   24%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
42  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Large-Cap Value Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS R5                                             JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $12.62            $9.96       $16.04      $14.64      $12.96      $11.70
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07              .11          .18         .13         .13         .12
Net gains (losses) (both realized and
 unrealized)                                              (.43)            2.55        (6.10)       1.28        1.64        1.14
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.36)            2.66        (5.92)       1.41        1.77        1.26
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --         (.14)       (.01)       (.09)       (.00)(a)
Distributions from realized gains                           --             (.00)(a)     (.02)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.00)(a)     (.16)       (.01)       (.09)       (.00)(a)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.26           $12.62        $9.96      $16.04      $14.64      $12.96
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.85%)          26.72%      (36.84%)      9.62%      13.66%      10.78%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .96%(c)         1.48%         .98%        .95%        .97%        .97%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.08%(c)         1.10%        1.35%        .85%        .97%       1.00%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1          $10         $15         $13         $11
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              24%          28%         18%         30%         30%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to less than $0.01 per share.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) For the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman Smaller-Cap Value Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS A                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $12.59            $9.23       $15.92      $17.67      $15.82      $16.78
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.06)            (.12)        (.17)       (.21)       (.22)       (.16)
Net gains (losses) (both realized and
 unrealized)                                              (.29)            3.48        (6.33)       1.43        3.51        (.37)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.35)            3.36        (6.50)       1.22        3.29        (.53)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --         (.19)      (2.97)      (1.44)       (.43)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)           .00(a)        --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.24           $12.59        $9.23      $15.92      $17.67      $15.82
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.78%)(b)       36.40%(c)   (41.19%)      6.26%      21.38%      (3.08%)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.68%(e)         2.00%        1.89%       1.71%       1.74%       1.76%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.33%(e)         1.69%        1.89%       1.71%       1.74%       1.76%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.88%)(e)       (1.12%)      (1.30%)     (1.17%)     (1.27%)     (1.01%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $305             $221          $66        $155        $168        $174
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               7%          16%         27%         35%         25%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
44  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Smaller-Cap Value Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS B                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $11.15            $8.23       $14.34      $16.30      $14.79      $15.84
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.10)            (.18)        (.24)       (.32)       (.32)       (.26)
Net gains (losses) (both realized and
 unrealized)                                              (.25)            3.10        (5.68)       1.33        3.27        (.36)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.35)            2.92        (5.92)       1.01        2.95        (.62)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --         (.19)      (2.97)      (1.44)       (.43)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)           .00(a)        --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.80           $11.15        $8.23      $14.34      $16.30      $14.79
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.14%)(b)       35.48%(c)   (41.68%)      5.47%      20.56%      (3.84%)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    2.45%(e)         2.77%        2.64%       2.46%       2.48%       2.51%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 2.10%(e)         2.46%        2.64%       2.46%       2.48%       2.51%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.65%)(e)       (1.88%)      (2.05%)     (1.92%)     (2.02%)     (1.76%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $31              $26           $8         $27         $41         $56
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               7%          16%         27%         35%         25%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  45

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman Smaller-Cap Value Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS C                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $11.17            $8.24       $14.34      $16.30      $14.80      $15.84
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.10)            (.19)        (.23)       (.32)       (.32)       (.26)
Net gains (losses) (both realized and
 unrealized)                                              (.26)            3.12        (5.68)       1.33        3.26        (.35)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.36)            2.93        (5.91)       1.01        2.94        (.61)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --         (.19)      (2.97)      (1.44)       (.43)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)           .00(a)        --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.81           $11.17        $8.24      $14.34      $16.30      $14.80
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.22%)(b)       35.56%(c)   (41.61%)      5.47%      20.48%      (3.78%)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    2.45%(e)         2.90%        2.63%       2.46%       2.48%       2.51%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 2.09%(e)         2.67%        2.63%       2.46%       2.48%       2.51%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.63%)(e)       (2.10%)      (2.05%)     (1.92%)     (2.02%)     (1.76%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $42              $47          $37         $32         $36         $38
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               7%          16%         27%         35%         25%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
46  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Smaller-Cap Value Fund

                                                   SIX MONTHS ENDED
CLASS I                                              JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(g)
Net asset value, beginning of period                    $13.35                $11.86
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)                 (.01)
Net gains (losses) (both realized and
 unrealized)                                              (.31)                 1.50
-----------------------------------------------------------------------------------------
Total from investment operations                          (.34)                 1.49
-----------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)                 --
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $13.01                $13.35
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.55%)(b)            12.56%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.06%(e)              1.14%(e)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .88%(e)               .88%(e)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             (.42%)(e)             (.23%)(e)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6                    $6
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%                    7%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  47

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman Smaller-Cap Value Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS R2                                             JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $12.35            $9.08       $15.70      $17.53      $15.72      $16.73
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.08)            (.16)        (.19)       (.25)       (.26)       (.20)
Net gains (losses) (both realized and
 unrealized)                                              (.28)            3.43        (6.24)       1.39        3.51        (.38)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.36)            3.27        (6.43)       1.14        3.25        (.58)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --         (.19)      (2.97)      (1.44)       (.43)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)           .00(a)        --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.99           $12.35        $9.08      $15.70      $17.53      $15.72
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.91%)(b)       36.01%(c)   (41.32%)      5.83%      21.27%      (3.39%)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.87%(e)         2.31%        2.14%       1.96%       1.99%       2.01%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.68%(e)         2.19%        2.14%       1.96%       1.99%       2.01%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.22%)(e)       (1.62%)      (1.55%)     (1.42%)     (1.52%)     (1.26%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $11              $11           $9         $11          $4          $3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               7%          16%         27%         35%         25%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
48  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Smaller-Cap Value Fund

                                                   SIX MONTHS ENDED
CLASS R3                                             JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(g)
Net asset value, beginning of period                    $12.37                $11.01
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.06)                 (.04)
Net gains (losses) (both realized and
 unrealized)                                              (.30)                 1.40
-----------------------------------------------------------------------------------------
Total from investment operations                          (.36)                 1.36
-----------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)                 --
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $12.01                $12.37
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.91%)(b)            12.35%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.62%(e)              1.73%(e)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.43%(e)              1.44%(e)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             (.98%)(e)             (.82%)(e)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%                    7%
-----------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS R4                                             JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(g)
Net asset value, beginning of period                    $13.34                $11.86
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.05)                 (.03)
Net gains (losses) (both realized and
 unrealized)                                              (.32)                 1.51
-----------------------------------------------------------------------------------------
Total from investment operations                          (.37)                 1.48
-----------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)                 --
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $12.97                $13.34
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.77%)(b)            12.48%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.36%(e)              1.43%(e)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.18%(e)              1.18%(e)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             (.76%)(e)             (.58%)(e)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%                    7%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  49

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman Smaller-Cap Value Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS R5                                             JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $13.35            $9.72       $16.65      $18.26      $16.21      $17.09
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)            (.09)        (.08)       (.12)       (.12)       (.07)
Net gains (losses) (both realized and
 unrealized)                                              (.32)            3.72        (6.66)       1.48        3.61        (.38)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.35)            3.63        (6.74)       1.36        3.49        (.45)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --         (.19)      (2.97)      (1.44)       (.43)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)           .00(a)        --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.00           $13.35        $9.72      $16.65      $18.26      $16.21
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.62%)(b)       37.35%(c)   (40.82%)      6.85%      22.11%      (2.56%)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.12%(e)         1.51%        1.19%       1.15%       1.18%       1.18%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .93%(e)         1.46%        1.19%       1.15%       1.18%       1.18%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.47%)(e)        (.88%)       (.61%)      (.61%)      (.71%)      (.43%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $2           $7         $11         $10          $9
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               7%          16%         27%         35%         25%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to less than $0.01 per share.
(b) During the six months ended June 30, 2010, the Fund received its portion of proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c) During the year ended Dec. 31, 2009, the Fund received its portion of proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) For the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
50  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Each Fund is a series of Seligman Value Fund Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as a diversified, open-end management investment company. Each Fund has one billion authorized shares of capital stock.

Seligman Large-Cap Value Fund (Large-Cap Value Fund) -- generally invests at least 80% of its net assets in the common stock of "value" companies with large market capitalization ($4 billion or more) at the time of purchase by the Fund.

Seligman Smaller-Cap Value Fund (Smaller-Cap Value Fund) -- generally invests at least 80% of its net assets in the common stock of "value" companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund.

Each Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, each Fund will not accept investments from new or existing investors in each Fund's Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of each Fund and (ii) shareholders invested in Class B shares of each Fund may exchange those shares for Class B shares of other Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Effective July 23, 2010, the Funds no longer offer Class R3 shares.

At June 30, 2010, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and

--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R3 shares of Large-Cap Value Fund and Smaller-Cap Value Fund.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Corporation's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise

--------------------------------------------------------------------------------
52  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Funds, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service

--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid at the end of the calendar year, when available, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as the Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                            PERCENTAGE RANGE
----------------------------------------------------------------
Large-Cap Value Fund                            0.755% to 0.565%
Smaller-Cap Value Fund                          0.935% to 0.745%




--------------------------------------------------------------------------------
54  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The management fee for the six months ended June 30, 2010 is the following percentage of each Fund's average daily net assets:

FUND                                                PERCENTAGE
--------------------------------------------------------------
Large-Cap Value Fund                                   0.755%
Smaller-Cap Value Fund                                 0.935%


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                            PERCENTAGE RANGE
----------------------------------------------------------------
Large-Cap Value Fund                             0.06% to 0.03%
Smaller-Cap Value Fund                           0.08% to 0.05%


The fee for the six months ended June 30, 2010 was the following percentage of each Fund's average daily net assets:

FUND                                                PERCENTAGE
--------------------------------------------------------------
Large-Cap Value Fund                                   0.06%
Smaller-Cap Value Fund                                 0.08%


OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $90 for Large-Cap Value Fund. For Smaller-Cap Value Fund, no expenses were incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Funds under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Funds or other RiverSource, Seligman and Threadneedle funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the

--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A, Class B and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statements of Operations.

Each Fund and certain other associated investment companies (together, the Guarantors) have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2010, the total potential future obligation over the life of the Guaranty was $204,713 and $179,293 for Large-Cap Value Fund and Smaller-Cap Value Fund, respectively. The liability remaining at June 30, 2010 for Non-Recurring Charges amounted to $104,754 and $91,729 for Large-Cap Value Fund and Smaller-Cap Value Fund, respectively, and is included within other accrued expenses in the Statements of Assets and Liabilities.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% of the fee was reimbursed for distribution expenses.


--------------------------------------------------------------------------------
56  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                          CLASS B    CLASS C
-----------------------------------------------------------------
Large-Cap Value Fund                         $105,000  $2,948,000
Smaller-Cap Value Fund                        782,000   2,754,000


These amounts are based on the most recent information available as of April 30, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the six months ended June 30, 2010 were as follows:

FUND                                     CLASS A  CLASS B  CLASS C
------------------------------------------------------------------
Large-Cap Value Fund                     $84,786  $ 5,059    $389
Smaller-Cap Value Fund                    86,201   13,193     218


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses on Smaller-Cap Value Fund such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class A..............................................  1.33%
Class B..............................................  2.10
Class C..............................................  2.09
Class I..............................................  0.88
Class R2.............................................  1.68
Class R3.............................................  1.43
Class R4.............................................  1.18
Class R5.............................................  0.93


The waived/reimbursed fees and expenses for the transfer agency fees at the class level for Smaller-Cap Value Fund were as follows:

Class A...........................................  $252,608
Class B...........................................    27,838
Class C...........................................    43,225
Class R2..........................................       389
Class R4..........................................       102
Class R5..........................................        67


The management fees waived/reimbursed at the Fund level for Smaller-Cap Value Fund were $337,523.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses on Smaller-Cap Value Fund until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.33%
Class B..............................................  2.10
Class C..............................................  2.09
Class I..............................................  0.88
Class R2.............................................  1.68
Class R3.............................................  1.43
Class R4.............................................  1.18
Class R5.............................................  0.93


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

For the six months ended June 30, 2010, cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund were as follows:

FUND                                       PURCHASES     PROCEEDS
------------------------------------------------------------------
Large-Cap Value Fund                     $ 92,380,753  $14,096,258
Smaller-Cap Value Fund                    122,650,358*  41,132,804


* Includes $116,734,199 from RiverSource Partners Small Cap Equity Fund that was acquired in the fund merger as described in Note 10. This purchase amount is excluded for purposes of calculating the Fund's portfolio turnover rate.

Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
58  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

                              Large-Cap Value Fund            Smaller-Cap Value Fund
                        -------------------------------  -------------------------------
                          SIX MONTHS                       Six months
                            ENDED         YEAR ENDED         ended         Year ended
                        JUNE 30, 2010  DEC. 31, 2009(a)  June 30, 2010  Dec. 31, 2009(a)
----------------------------------------------------------------------------------------
CLASS A
Sold                       5,091,121      11,524,294          714,268       1,110,302
Fund merger                      N/A             N/A        9,168,598      12,707,984
Converted from Class
  B(b)                        62,910         249,178           99,627         152,911
Reinvested
  distributions                   --           9,230               --              --
Redeemed                  (2,211,142)     (3,815,370)      (2,607,028)     (3,603,696)
----------------------------------------------------------------------------------------
Net increase
  (decrease)               2,942,889       7.967,332        7,375,465      10,367,501
----------------------------------------------------------------------------------------

CLASS B
Sold                          67,944          69,841           54,721          65,161
Fund merger                      N/A             N/A          919,234       1,847,310
Reinvested
  distributions                   --              67               --              --
Converted to Class
  A(b)                       (66,750)       (261,578)        (112,739)       (171,802)
Redeemed                     (63,028)       (243,893)        (364,291)       (394,875)
----------------------------------------------------------------------------------------
Net increase
  (decrease)                 (61,834)       (435,563)         496,925       1,345,794
----------------------------------------------------------------------------------------

CLASS C
Sold                         609,017         553,859          218,287         594,260
Fund merger                      N/A             N/A          129,796         309,597
Reinvested
  distributions                   --             340               --              --
Redeemed                    (502,893)     (1,193,070)        (598,928)     (1,242,602)
----------------------------------------------------------------------------------------
Net increase
  (decrease)                 106,124        (638,871)        (250,845)       (338,745)
----------------------------------------------------------------------------------------

CLASS I
Sold                       2,729,095       1,918,543               --         471,357
Fund merger                      N/A             N/A              564             463
Reinvested
  distributions                   --           2,825               --              --
Redeemed                    (103,359)        (27,204)              --              --
----------------------------------------------------------------------------------------
Net increase
  (decrease)               2,625,736       1,894,164              564         471,820
----------------------------------------------------------------------------------------

CLASS R2
Sold                         211,011         269,139          223,799         354,494
Fund merger                      N/A             N/A              N/A           1,746
Reinvested
  distributions                   --              19               --              --
Redeemed                    (124,727)       (256,920)        (193,464)       (424,437)
----------------------------------------------------------------------------------------
Net increase
  (decrease)                  86,284          12,238           30,335         (68,197)

----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                              Large-Cap Value Fund            Smaller-Cap Value Fund
                        -------------------------------  -------------------------------
                          SIX MONTHS                       Six months
                            ENDED         YEAR ENDED         ended         Year ended
                        JUNE 30, 2010  DEC. 31, 2009(a)  June 30, 2010  Dec. 31, 2009(a)
----------------------------------------------------------------------------------------
CLASS R3
Sold                              --             443               --             227
Fund merger                       NA             N/A              N/A             223
----------------------------------------------------------------------------------------
Net increase
  (decrease)                      --             443               --             450
----------------------------------------------------------------------------------------

CLASS R4
Sold                           2,011             430           12,477             211
Fund merger                      N/A             N/A          205,574           2,911
Redeemed                          (8)             --           (4,756)             --
----------------------------------------------------------------------------------------
Net increase
  (decrease)                   2,003             430          213,295           3,122
----------------------------------------------------------------------------------------

CLASS R5
Sold                           8,682         348,757              306         175,086
Fund merger                      N/A             N/A              N/A             209
Reinvested
  distributions                   --               8               --              --
Redeemed                          --      (1,341,072)            (628)       (801,588)
----------------------------------------------------------------------------------------
Net increase
  (decrease)                   8,682        (992,307)            (322)       (626,293)
----------------------------------------------------------------------------------------


(a) Class I, Class R3 and Class R4 shares are for the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.
(b) Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. LENDING OF PORTFOLIO SECURITIES

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of each Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of each Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statements of Assets and Liabilities along with the related obligation to return


--------------------------------------------------------------------------------
60  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


the collateral upon the return of the securities loaned. At June 30, 2010, securities on loan were as follows:

                                         SECURITIES         CASH
FUND                                        VALUE     COLLATERAL VALUE
----------------------------------------------------------------------
Large-Cap Value Fund                    $ 42,418,495    $ 43,900,471
Smaller-Cap Value Fund                   106,413,773     109,892,130


Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify each Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by each Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, each Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending is included in the Statements of Operations. For the six months ended June 30, 2010 these amounts were as follows:

FUND                                                  AMOUNT
------------------------------------------------------------
Large-Cap Value Fund                                 $16,176
Smaller-Cap Value Fund                                25,277


Each Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of each Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated for each Fund for the six months ended June 30, 2010 were as follows:

FUND                                       PURCHASES     PROCEEDS
------------------------------------------------------------------
Large-Cap Value Fund                      $62,756,191  $62,756,191
Smaller-Cap Value Fund                     15,692,594   15,692,594




--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The income distributions received with respect to each Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statements of Operations.

8. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Funds had no borrowings during the six months ended June 30, 2010.

9. PROCEEDS FROM REGULATORY SETTLEMENTS

During the six months ended June 30, 2010, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, Smaller-Cap Value Fund received $34,652, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

During the year ended Dec. 31, 2009, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, Smaller-Cap Value Fund received $28,080, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.


--------------------------------------------------------------------------------
62  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

10. FUND MERGER

At the close of business on March 26, 2010, Smaller-Cap Value Fund acquired the assets and assumed the identified liabilities of RiverSource Partners Small Cap Equity Fund (Partners Small Cap Equity Fund). The reorganization was completed after shareholders approved the plan on March 10, 2010.

The aggregate net assets of Smaller-Cap Value Fund immediately before the acquisition were $326,732,292 and the combined net assets immediately after the acquisition were $467,486,653.

The merger was accomplished by a tax-free exchange of 30,331,428 shares of Partners Small Cap Equity Fund valued at $140,754,361.

In exchange for Partners Small Cap Equity Fund shares and net assets, Smaller-Cap Value Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  9,168,598
Class B...........................................    919,234
Class C...........................................    129,796
Class I...........................................        564
Class R4..........................................    205,574


For financial reporting purposes, net assets received and shares issued by Smaller-Cap Value Fund were recorded at fair value; however, Partners Small Cap Equity Fund's cost of investments was carried forward to align ongoing reporting of Smaller-Cap Value Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Partners Small Cap Equity Fund's net assets at the merger date were as follows:

Total net assets................................  $140,754,361
Capital stock...................................   185,220,198
Excess of distributions over net investment
  income........................................    (1,721,603)
Accumulated net realized loss...................   (66,898,406)
Unrealized appreciation.........................    24,154,172


The financial statements reflect the operations of Smaller-Cap Value Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Partners Small Cap Equity Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Jan. 1, 2010, Smaller-Cap Value Fund's pro-forma net investment loss, net gain on

--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

investments, and net increase in net assets from operations for the six months ended June 30, 2010 would have been $(5.7) million, $14.5 million and $1 million, respectively.

At the close of business on Sept. 11, 2009, Smaller-Cap Value Fund acquired the assets and assumed the identified liabilities of RiverSource Small Cap Advantage Fund (Small Cap Advantage Fund). The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of Smaller-Cap Value Fund immediately before the acquisition were $137,659,486 and the combined net assets immediately after the acquisition were $309,056,970.

The merger was accomplished by a tax-free exchange of 47,329,029 shares of Small Cap Advantage Fund valued at $171,397,484.

In exchange for Small Cap Advantage Fund shares and net assets, Smaller-Cap Value Fund issued the following number of shares:

                                                     SHARES
-------------------------------------------------------------
Class A..........................................  12,707,984
Class B..........................................   1,847,310
Class C..........................................     309,597
Class I..........................................         463
Class R2.........................................       1,746
Class R3.........................................         223
Class R4.........................................       2,911
Class R5.........................................         209


For financial reporting purposes, net assets received and shares issued by Smaller-Cap Value Fund were recorded at fair value; however, Small Cap Advantage Fund's cost of investments was carried forward to align ongoing reporting of Smaller-Cap Value Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Small Cap Advantage Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total net assets................................  $ 171,397,484
Capital stock...................................    257,591,206
Excess of distributions over net investment
  income........................................         (2,694)
Accumulated net realized loss...................   (142,209,802)
Unrealized appreciation.........................     56,018,774


The financial statements reflect the operations of Smaller-Cap Value Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to

--------------------------------------------------------------------------------
64  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

separate the amounts of revenue and earnings of Small Cap Advantage Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Jan. 1, 2009, Smaller-Cap Value Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended Dec. 31, 2009 would have been $(2.9) million, $(5.2) million, and $90.5 million, respectively.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

For federal income tax purposes, Smaller-Cap Value Fund had a capital loss carry-over of $153,343,213 at Dec. 31, 2009, that if not offset by capital gains will expire as follows:

    2015           2016            2017
$22,627,649    $115,478,130    $15,237,434


Smaller-Cap Value Fund acquired $141,536,445 of capital loss carry-overs in connection with the Small Cap Advantage Fund merger (Note 10). In addition to the acquired capital loss carry-overs, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized gains is limited by the Internal Revenue Code.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, each Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2009, Large-Cap Value Fund had a post-October loss of $3,224,311 that is treated for income tax purposes as occurring on Jan. 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There

--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


is no assurance that each Fund will be able to utilize all of its capital loss carry-over before it expires.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.


--------------------------------------------------------------------------------
66  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  67

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund (each, a "Fund" and collectively, the "Funds"). Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Funds and all RiverSource funds (collectively, the "RiverSource Funds").

On an annual basis, the Funds' Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to each Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments

--------------------------------------------------------------------------------
68  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Funds. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Funds, the performance of a benchmark index, the percentage ranking of each Fund among

--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  69

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


its comparison group and the net assets of each Fund. The Board observed that each Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Funds: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Funds).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that each Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that each Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the RiverSource Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Funds, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also

--------------------------------------------------------------------------------
70  SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


considered the services acquired by the investment manager through the use of commission dollars paid by the RiverSource Funds on portfolio transactions. The Board noted that the fees paid by the Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as each Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Fund for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com*; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com*; or searching the website of the SEC at www.sec.gov.

* Information will be available at seligman.com through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
                              SELIGMAN VALUE FUNDS -- 2010 SEMIANNUAL REPORT  71

SELIGMAN VALUE FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474



                           This report must be accompanied or preceded by the Funds'
                           current prospectus. Seligman(R) mutual funds are distributed by Columbia Management Investment Distributors, Inc.
                           (formerly known as RiverSource Fund Distributors, Inc.),
                           member FINRA and managed by Columbia Management Investment
                           Advisers, LLC (formerly known as RiverSource Investments,
                           LLC). Seligman is an offering brand of Columbia Management
                           Investment Advisers, LLC.
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                  SL-9947 C (8/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in
         Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

         (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Seligman Value Fund Series, Inc.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date September 7, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date September 7, 2010